Financial Instruments - Summary of Currency Risk (Detail) - USD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Between USD and INR [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Net exposure to foreign currency risk	$ (225,735)	$ (196,864)
Between AED and INR [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Net exposure to foreign currency risk	18,647	38,960
Between INR and AED [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Net exposure to foreign currency risk	75,158	80,388
Trades and other receivables [Member] | Between USD and INR [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Net exposure to foreign currency risk	716	4,105
Trades and other receivables [Member] | Between AED and INR [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Net exposure to foreign currency risk	5,904	40,281
Trades and other receivables [Member] | Between INR and AED [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Net exposure to foreign currency risk	75,158	80,388
Trades and other payables [Member] | Between USD and INR [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Net exposure to foreign currency risk	(226,582)	(201,045)
Trades and other payables [Member] | Between AED and INR [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Net exposure to foreign currency risk	(24,579)	(1,341)
Cash and cash equivalents [Member] | Between USD and INR [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Net exposure to foreign currency risk	131	76
Cash and cash equivalents [Member] | Between AED and INR [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Net exposure to foreign currency risk	$ 28	$ 20